PREFERRED SHARES AND WARRANTS TO PREFERED SHARES	12 Months Ended
Dec. 31, 2019
Disclosure of preferred shares and warrants to prefered shares [abstract]
PREFERRED SHARES AND WARRANTS TO PREFERED SHARES
NOTE 8 - PREFERRED SHARES AND WARRANTS TO PREFERED SHARES:

As of December 31, 2019, and 2018, there were no preferred shares outstanding. The preferred shares converted into ordinary shares of the Company upon the closing of the Company’s initial public offering in July 2018.  See note 11.

a.
In the course of 2014, and on January 11, 2015 the Company consummated the closing of the Series A Preferred Share Purchase Agreements (the preferred share purchase agreements) with Centillion and certain shareholders (the “Investors”). Pursuant to the terms of the preferred share purchase agreements the Company issued 5,111 preferred shares for an aggregate purchase price of $2.5 million. The Company also issued warrant to purchase up to 1,277 of its applicable shares upon exercise of the warrant ("applicable shares") at the per share purchase price. According to the preferred share purchase agreements, upon the Company's filing of a registration statement for an initial public offering with the SEC no later than June 29, 2014 (which was extended to November 1, 2014) , or the "first milestone", the Investors were required to purchase from the Company an additional 5,111 preferred shares at the per share purchase price (for additional proceeds of $2.5 million) and the Company was required to issue to the Investors a warrant to purchase an additional 1,277 applicable shares at the per share purchase price. Finally, pursuant to the terms of the preferred share purchase agreements, upon the consummation of an initial public offering of the Company's ordinary shares on or prior to December 29, 2014 (which was extended to May 1, 2015, October 1, 2015, October 1, 2017 and later on to July 20, 2019), pursuant to which the ordinary shares are listed on the Nasdaq or AMEX, or a "Qualified IPO" and such event the "second milestone", the Investors were required to purchase from the Company an additional 2,555 preferred shares at the per share purchase price (for additional proceeds of $1.3 million) and the Company was required to issue to the Investors a warrant to purchase an additional 639 preferred shares at the per share purchase price. Centillion also had the right to acquire the preferred shares and warrant to be issued upon either of the milestones prior to the applicable milestone date.

In January and May, 2015, the Company further amended the preferred share purchase agreements (the "second amendment"). Pursuant to the second amendment, the Investors exercised their right to acquire the preferred shares and warrant to be issued upon the first milestone although as of such date the Company had not filed a registration statement for its initial public offering and the investors paid the Company $2.5 million. In consideration therefor, the Company also issued to the Investors an additional warrant, or the "Additional Warrant". The Additional Warrant is exercisable upon (and for a period of one year following) the first to occur of a significant financing round, an M&A event (as defined in the warrant agreement) or the Company's initial public offering, to purchase up to $2.5 million of the type of shares issued in such a transaction at a 25% discount to the applicable price per share.

On July 20, 2017, the Company approved the amendment to the preferred share A purchase agreement with the preferred shareholders.  Pursuant to the amendment, the Investors shall have the option, at their sole discretion, to invest any or all of the milestone investment amount.  In addition, the exercise terms of the additional warrants granted to the Investors in 2015 were changed to a period of two year following the event of the first to occur of a significant financing round, an M&A event (as defined in the warrant agreement) or the Company's initial public offering.

Following the completion of the Preferred B Financing as defined in note 8b, the additional warrants that the Company previously issued in connection with the second amendment to the preferred share purchase agreements became warrants to purchase Series B-1 preferred shares at an exercise price of $681.585.

On July 2, 2018, following the Closing of the IPO, see note 11b, the Company’s 10,222 preferred A shares were automatically converted into 1,328,860 Ordinary Shares of the Company (after the share split). In addition, the 2,554 warrants to purchase preferred A shares were converted into 332,020 warrants to purchase ordinary shares of the Company (after the share split) and certain additional options and warrants to issue preferred A shares were automatically converted into options and warrants to purchase ordinary shares of the Company (after the share split). In addition, the 3,594 additional warrants and options to purchase Preferred B-1 shares automatically converted into 467,220 warrants to ordinary shares of the Company (after the share split).

In July 2019, one of the Company’ shareholders' exercised his right to acquire 32,500 ordinary shares for a total consideration of $100,000 (upon achievement of the second milestone) in accordance with the preferred share A purchase agreement signed in 2014 and the amendments.

On July 20, 2019, the 443,950 warrants and certain additional options to purchase 443,950 ordinary shares for a purchase price of $3.69 per share (upon achievement of the second milestone) in accordance with the abovementioned preferred share A purchase agreement and its amendments expired. Following the expiration, the Company classified $1.4 million from Other Reserves to Additional paid in Capital.

On October 4, 2019 the 467,220 warrants to purchase ordinary shares at a purchase price of $5.24, in accordance with the “2016 Convertible Loan” expired. Following the expiration, the Company classified $1.2 million from Other Reserves to Additional paid in Capital.

b.
In October and December 2017, the Company entered into a Series B preferred share purchase agreement (the “Preferred B Financing”), with certain investors, including D.N.A and Centillion (together, the “Investors”). Pursuant to the terms of the Series B preferred share purchase agreement, the Company issued and sold to the Investors 14,283 Series B preferred shares at a price per share of $908.78, for an aggregate purchase price of $13.0 million. The total consideration net of issuance costs which were paid in cash was $12.1 million.

In addition, the Company issued to a broker dealer, a warrant to purchase 526 Series B preferred shares, at a price of $908.78 per share and recorded additional issuance costs of $198,000. Of the Investors, a number of related parties participated in the Preferred B Financing and purchased 7,089 Series B preferred shares, in the amount of $6.4million.

The Preferred B Financing constitutes a Triggering Event as defined in the 2016 Convertible Loan and as a result, the entire loan amount under the 2016 Convertible Loan, together with accrued interest in the amount of $9.0 million, was automatically converted into 13,229 Series B-1 preferred shares at a price per share of $681.585.

In addition, as a result of the Preferred B Financing, the 2016 Warrants became warrants to purchase Series B preferred shares at an exercise price of $908.78.

As part of the automatic conversion of the 2016 Convertible Loans, the Company issued to four of its related parties 1,834 (238,420 after share split) Series B-1 preferred shares, and their 2016 warrants became warrants to purchase 733 (95,290 after share split) Series B preferred shares. The fair value of the preferred shares and warrants was $1.6 million and $264,000, respectively.

The rights of the Series B-1 preferred shares are identical in all respects (other than the price per share) to the Series B preferred shares.

c.
For accounting of purposes, the preferred shares were classified as a financial liability considering, inter alia, the deemed liquidation events mechanism as described under the agreement.  In addition, the conversion ratio of Series A preferred shares, Series B preferred shares and Series B-1 preferred shares into ordinary shares was subject to certain adjustments, which do not meet the 'fixed for fixed' requirement of IAS 32. Therefore, the conversion option represents an embedded derivative, which should be bifurcated and accounted for separately at fair value through profit or loss.

The Company elected to designate the entire instrument at fair value through profit or loss at each balance sheet date up to July 2, 2018 and on July 2, 2018.

The warrants to purchase preferred shares issued concurrently with the Series A preferred shares, Series B preferred shares and the Series B-1 preferred shares also meet the definition of a financial liability since they were exercisable into a financial liability. These warrants were measured at fair value through profit or loss at each balance sheet date up to July 2, 2018 and on July 2, 2018.

Before the change in condition in July 2017, the liability for future issuances of preferred shares and warrants upon fulfillment of the second milestones as described in (a) above, constituted contingent forward contracts, and therefore accounted for at fair value through profit or loss at each balance sheet date.

Following the Closing of the IPO, all the Company’s preferred shares, warrants and options to purchase preferred shares were automatically converted into ordinary shares and warrants and options to purchase ordinary shares. Therefore, the company classified the financial liabilities to equity according to their value as of the IPO closing date.

d.
As of the closing of the IPO, July 2, 2018, the Company prepared valuations of the fair value of the instruments described above using a combination of the Probability-Weighted Expected Return Method and Back Solve option pricing method model. The following parameters were used:

July 2
2018
Price per share*	$865
Volatility	62%
Probability of entering Phase 2b/3	NA
Probability for IPO	100%

* The price per share as of July 2, 2018 was based on quoted price on Nasdaq before shares split.

Immediately prior to the IPO, the fair value measurement of the preferred shares and the convertible loan was based upon the fair value of the Company's share (the IPO price) only, which represents a level 1 measurement, while the Fair value of the warrants to ordinary shares represent a level 3 measurement.